Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Schedule of composition of borrowings
Borrowings of the Group at period-end include the following:

	Year ended December 31,
in € thousand	2024	2023
NON-CURRENT
Debentures and other loans	166,521	132,768
CURRENT
Debentures and other loans	20,852	44,079
TOTAL BORROWINGS	187,373	176,847

Schedule of maturity analysis of non-current borrowings
The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.
Balance as at December 31, 2024

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	20,852	132,489	33,349	683	187,373
Lease liabilities	2,508	5,203	5,083	16,147	28,941
Refund liabilities	19,650	6,491	—	—	26,141
Trade payables and accruals	35,522	—	—	—	35,522
Tax and employee-related liabilities (1)	13,107	—	—	—	13,107
Other liabilities	79	—	—	—	79
TOTAL	91,719	144,183	38,432	16,829	291,163
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.
Balance as at December 31, 2023

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	44,079	62,378	70,390	—	176,847
Lease liabilities	2,879	5,313	5,414	18,362	31,969
Refund liabilities	33,637	6,303	—	—	39,941
Trade payables and accruals	44,303	—	—	—	44,303
Tax and employee-related liabilities (1)	10,815	—	—	—	10,815
Other liabilities	34	—	—	—	34
TOTAL	135,747	73,995	75,804	18,362	303,908
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.
The maturity of the borrowings is as follows:

	Year ended December 31,
in € thousand	2024	2023
Between 1 and 3 years	132,489	62,378
Between 3 and 5 years	33,349	70,390
Over 5 years	683	—
NON-CURRENT BORROWINGS	166,521	132,768
Current borrowings	20,852	44,079
TOTAL BORROWINGS	187,373	176,847

Schedule of borrowings by denominated currency
The carrying amounts of the Group’s borrowings are denominated in the following currencies:

	Year ended December 31,
in € thousand	2024	2023
Borrowings denominated in EUR	3,540	3,581
Borrowings denominated in USD	183,833	173,266
TOTAL BORROWINGS	187,373	176,847

Schedule of reconciliation of loan
The D&O Loan Agreement is included in the balance sheet item “Borrowings” and developed as follows:

in € thousand	2024	2023
BALANCE AS AT JANUARY 1	167,520	89,182
Proceeds of issue	—	91,111
Transaction costs	(944)	(11,198)
Accrued interest	22,530	12,942
Payment of interest	(18,978)	(11,022)
Exchange rate difference	10,713	(3,494)
BALANCE AS AT CLOSING DATE	180,841	167,520
Less: non-current portion	(161,420)	(127,119)
CURRENT PORTION	19,421	40,401